Consolidated Statements of Operations - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Property revenues									$ 14,250,572	$ 13,115,858	$ 9,686,414
Investment income									26,606,234	22,651,622	11,078,467
Contingent Interest Income									40,000	6,497,160	0
Interest Income, Operating									856,217	1,772,338	150,882
Gain on sale and retirement of bonds									3,701,772	0	680,444
Other income									188,000	250,000	555,328
Total Revenues	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 8,667,103	$ 9,022,337	$ 14,391,235	$ 12,206,303	45,642,795	44,286,978	22,151,535
Expenses [Abstract]
Real estate operating (exclusive of items shown below)									7,796,761	7,622,182	6,022,923
Mortgage Loans on Real Estate, Write-down or Reserve, Amt									0	4,557,741	0
Provision for Loan and Lease Losses									75,000	168,000	0
Provision for loss on receivables									0	241,698	452,700
Depreciation and amortization									6,081,500	5,823,477	4,056,612
Interest expense									11,165,911	6,990,844	5,275,008
General and administrative									5,547,208	4,237,245	3,512,233
Total Expenses									30,666,380	29,641,187	19,319,476
Loss from continuing operations	2,063,806	3,297,958	3,627,571	5,987,080	2,070,030	2,062,441	3,963,727	6,549,593	14,976,415	14,645,791	2,832,059
Income (loss) from discontinued operations	(44,107)	6,722	30,512	59,646	(44,617)	1,288,905	142,279	1,944,484	52,773	3,331,051	2,163,979
Net (loss) income									15,029,188	17,976,842	4,996,038
Net (income) loss attributable to noncontrolling interest									(4,673)	261,923	549,194
Net (loss) income - America First Tax Exempt Investors, L.P.	$ 2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	$ 2,027,074	$ 3,411,259	$ 3,955,160	$ 8,321,426	15,033,861	17,714,919	4,446,844
Net income (loss) allocated to:
General Partner									1,056,316	1,416,296	691,312
Limited Partners - Unitholders									14,613,105	17,414,885	5,278,378
Unallocated gain (loss) of Consolidated Property VIEs									(635,560)	(1,116,262)	(1,522,846)
Noncontrolling interest									$ (4,673)	$ 261,923	$ 549,194
Unitholders' interest in net (loss) income per unit (basic and diluted):
(Loss) income from continuing operations	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.04	$ 0.05	$ 0.08	$ 0.15	$ 0.25	$ 0.32	$ 0.09
Income from discontinued operations	0	0	0.00	0.00	0	0	0.01	0.04	0.00	0.08	0.05
Net (loss) income, basic and diluted, per unit	$ 0.04	$ 0.06	$ 0	$ 0.10	$ 0.04	$ 0.08	$ 0	$ 0.19	$ 0.25	$ 0.40	$ 0.14
Weighted average number of units outstanding, basic and diluted									59,431,010	43,453,476	37,367,600